STOCK-BASED COMPENSATION (Details) - 2009 Stock Plan - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance under the plan		55,305,506	55,305,506
Exercise price as a percentage of fair value		100.00%
Exercise price as a percentage of fair value for shareholders owning specified minimum amount		110.00%
Significant shareholder threshold used for determining exercise price		10.00%
Number of years for monthly vesting		3 years
Exercise period	10 years	10 years